Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available for Sale securities
Amortized Cost	$ 53,122	$ 44,867	$ 45,564
Gross Unrealized Gains	413	417
Gross Unrealized Losses	144	157
Fair Value	53,391	45,127	45,604
U.S. government agencies
Available for Sale securities
Amortized Cost	1,877	1,928	2,019
Gross Unrealized Losses	23	47
Fair Value	1,854	1,881	1,924
Corporate bonds
Available for Sale securities
Amortized Cost		500	1,445
Fair Value		500	1,480
Municipal securities
Available for Sale securities
Amortized Cost	3,399	965	934
Gross Unrealized Gains	23	22
Gross Unrealized Losses	20
Fair Value	3,402	987	958
Mortgage-backed securities
Available for Sale securities
Amortized Cost	35,640	28,588	24,898
Gross Unrealized Gains	238	256
Gross Unrealized Losses	74	73
Fair Value	35,804	28,771	24,931
Collateralized mortgage obligations
Available for Sale securities
Amortized Cost	11,130	11,752	14,898
Gross Unrealized Gains	131	124
Gross Unrealized Losses	27	37
Fair Value	11,234	11,839	14,915
Asset-backed securities
Available for Sale securities
Amortized Cost	1,076	1,134	1,370
Gross Unrealized Gains	21	15
Fair Value	$ 1,097	$ 1,149	$ 1,396